EQUITY ACCOUNTED INVESTMENTS - Equity Method Investments, Valuation Techniques and Assumptions (Details) - Investments accounted for using equity method - property	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Discounted cash flow | Office
Disclosure of detailed information about investment property [line items]
Discount rate	7.30%	7.40%
Terminal capitalization rate	5.00%	5.00%
Investment horizon (yrs)	11 years	11 years
Discounted cash flow | Premier office and mixed-use complexes
Disclosure of detailed information about investment property [line items]
Discount rate	6.70%	6.70%
Number of properties	16	16
Discounted cash flow | Retail
Disclosure of detailed information about investment property [line items]
Discount rate	6.70%	6.60%
Terminal capitalization rate	5.00%	5.10%
Investment horizon (yrs)	10 years	10 years
Discounted cash flow | Core premier retail centers
Disclosure of detailed information about investment property [line items]
Discount rate	6.20%	6.20%
Number of properties	19	19
Discounted cash flow | LP Investments
Disclosure of detailed information about investment property [line items]
Discount rate	7.70%	7.70%
Terminal capitalization rate	5.80%	5.90%
Investment horizon (yrs)	10 years	10 years
Income approach | Multifamily
Disclosure of detailed information about investment property [line items]
Discount rate	4.70%	4.50%